UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30,2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   28-Jul-05

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          118

Form 13F Information Table Value Total:      $134,278

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2143 29639.000SH       SOLE                  775.000         28914.000
                                                               108 1500.000 SH       DEFINED 0001091923                     1500.000
AFLAC Inc.                     COM              001055102     4433 102416.000SH      SOLE                 2105.000        100486.000
                                                               155 3575.000 SH       DEFINED 0001091923                     3575.000
Abbott Laboratories            COM              002824100      260 5300.000 SH       SOLE                                   5300.000
                                                                49 1000.000 SH       DEFINED 0001091923                     1000.000
Air Products & Chemical Inc.   COM              009158106     1772 29386.000SH       SOLE                  525.000         28861.000
                                                                72 1200.000 SH       DEFINED 0001091923                     1200.000
Alberto Culver Co CL A         COM              013068101     2232 51510.000SH       SOLE                 1125.000         50485.000
                                                                64 1475.000 SH       DEFINED 0001091923                     1475.000
Alltel Corp                    COM              020039103     2492 40007.000SH       SOLE                 1600.000         38557.000
                                                                37  600.000 SH       DEFINED 0001091923                      600.000
Amerada Hess Corp.             COM              023551104      780 7320.000 SH       SOLE                  815.000          6605.000
                                                                40  380.000 SH       DEFINED 0001091923                      380.000
American Express Co.           COM              025816109     3351 62953.223SH       SOLE                 1755.000         61323.223
                                                               109 2045.000 SH       DEFINED 0001091923                     2045.000
Amgen                          COM              031162100      269 4450.000 SH       SOLE                                   4450.000
                                                                15  250.000 SH       DEFINED 0001091923                      250.000
Anheuser-Busch Co.             COM              035229103     1540 33662.000SH       SOLE                 1350.000         32412.000
                                                                44  970.000 SH       DEFINED 0001091923                      970.000
Auto Data Processing           COM              053015103     2089 49782.342SH       SOLE                 1825.000         48082.342
                                                                73 1750.000 SH       DEFINED 0001091923                     1750.000
Bank of America Corp.          COM              060505104     4316 94637.000SH       SOLE                 2375.000         92462.000
                                                              1425 31235.000SH       DEFINED 0001091923                    31235.000
Bear Stearns Cos. Inc.         COM              073902108     2843 27350.000SH       SOLE                  925.000         26500.000
                                                                34  325.000 SH       DEFINED 0001091923                      325.000
Cisco Systems, Inc.            COM              17275R102      901 47222.000SH       SOLE                 2400.000         44822.000
                                                                 6  300.000 SH       DEFINED 0001091923                      300.000
Citigroup, Inc.                COM              172967101     2232 48286.487SH       SOLE                 1400.000         47036.487
                                                                81 1750.000 SH       DEFINED 0001091923                     1750.000
Colgate Palmolive              COM              194162103      328 6575.000 SH       SOLE                                   6575.000
Danaher Corp.                  COM              235851102     3480 66485.000SH       SOLE                 1925.000         64710.000
                                                                89 1695.000 SH       DEFINED 0001091923                     1695.000
Dell Inc.                      COM              24702r101     1880 47638.000SH       SOLE                 1725.000         45913.000
                                                                61 1550.000 SH       DEFINED 0001091923                     1550.000
Disney (Walt) Holding Co.      COM              254687106     2228 88490.000SH       SOLE                 2875.000         85865.000
                                                               154 6105.000 SH       DEFINED 0001091923                     6105.000
Ecolab Inc.                    COM              278865100     2280 70465.000SH       SOLE                 2800.000         67890.000
                                                                15  475.000 SH       DEFINED 0001091923                      475.000
Electronic Arts, Inc.          COM              285512109     1588 28045.000SH       SOLE                 1075.000         27070.000
                                                                61 1075.000 SH       DEFINED 0001091923                     1075.000
Exxon Mobil Corp.              COM              30231G102     4235 73692.916SH       SOLE                  975.000         72717.916
                                                               489 8510.000 SH       DEFINED 0001091923                     8510.000
Federal Express Corporation    COM              31428X106     2360 29138.000SH       SOLE                  700.000         28488.000
                                                                55  675.000 SH       DEFINED 0001091923                      675.000
First Data                     COM              319963104     1942 48379.000SH       SOLE                 1000.000         47504.000
                                                                40 1000.000 SH       DEFINED 0001091923                     1000.000
General Electric Co.           COM              369604103     5025 145014.476SH      SOLE                 2625.000        142589.476
                                                               502 14500.000SH       DEFINED 0001091923                    14500.000
Gillette Co. Com.              COM              375766102     1623 32050.000SH       SOLE                  475.000         31700.000
                                                               253 5000.000 SH       DEFINED 0001091923                     5000.000
GlaxoSmithKline ADR            ADR              37733W105      630 12978.000SH       SOLE                                  12978.000
                                                               149 3076.000 SH       DEFINED 0001091923                     3076.000
Home Depot                     COM              437076102     2764 71055.881SH       SOLE                 1350.000         69705.881
                                                                94 2420.000 SH       DEFINED 0001091923                     2420.000
Intel Corp                     COM              458140100     2772 106523.237SH      SOLE                 3450.000        103348.237
                                                               130 4995.000 SH       DEFINED 0001091923                     4995.000
Ishares Cohen Steers Realty Fd COM              464287564      259 3636.000 SH       SOLE                                   3636.000
                                                                14  196.000 SH       DEFINED 0001091923     80.000           116.000
Ishares MSCI EAFE Index Fund   COM              464287465      882 16841.000SH       SOLE                                  16841.000
                                                                46  869.000 SH       DEFINED 0001091923     90.000           779.000
Ishares MSCI Emerging Mkts Ind COM              464287234      838 11703.000SH       SOLE                                  11703.000
                                                                10  141.000 SH       DEFINED 0001091923     33.000           108.000
Ishares S&P Mid Cap 400        COM              464287507      818 11944.000SH       SOLE                                  11944.000
                                                                33  488.000 SH       DEFINED 0001091923    150.000           338.000
Ishares S&P Small Cap 600      COM              464287804      823 14951.000SH       SOLE                                  14951.000
                                                                23  411.000 SH       DEFINED 0001091923    135.000           276.000
Jefferson Pilot Corp.          COM              475070108     1740 34515.000SH       SOLE                 1700.000         32940.000
                                                                33  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104     2435 37458.000SH       SOLE                 1025.000         36508.000
                                                               120 1850.000 SH       DEFINED 0001091923                     1850.000
Johnson Controls Inc.          COM              478366107     1612 28617.000SH       SOLE                 1100.000         27517.000
                                                                48  850.000 SH       DEFINED 0001091923                      850.000
L 3 Communications Holdings, I COM              502424104     2042 26666.000SH       SOLE                 1025.000         25741.000
                                                                48  625.000 SH       DEFINED 0001091923                      625.000
Marriott Intl Inc New CL A     COM              571903202      348 5100.000 SH       SOLE                                   5100.000
McGraw-Hill Inc.               COM              580645109     4016 90758.000SH       SOLE                 2250.000         88708.000
                                                               172 3890.000 SH       DEFINED 0001091923                     3890.000
Microsoft Corp.                COM              594918104     3390 136492.394SH      SOLE                 3550.000        133242.394
                                                               129 5200.000 SH       DEFINED 0001091923                     5200.000
PepsiCo Inc.                   COM              713448108     2791 51747.000SH       SOLE                 1395.000         50472.000
                                                               529 9800.000 SH       DEFINED 0001091923                     9800.000
Pfizer Inc.                    COM              717081103     2622 95063.766SH       SOLE                 2175.000         93063.766
                                                               292 10575.000SH       DEFINED 0001091923                    10575.000
Pitney-Bowes Inc.              COM              724479100      405 9300.000 SH       SOLE                                   9300.000
Procter & Gamble Co.           COM              742718109     1418 26884.000SH       SOLE                                  26884.000
                                                                42  800.000 SH       DEFINED 0001091923                      800.000
Quest Diagnostics              COM              74834l100     3776 70890.000SH       SOLE                 1650.000         69390.000
                                                               109 2050.000 SH       DEFINED 0001091923                     2050.000
Schlumberger Ltd.              COM              806857108     3157 41569.028SH       SOLE                 1245.000         40424.028
                                                               168 2215.000 SH       DEFINED 0001091923                     2215.000
Sigma Aldrich Corp.            COM              826552101      311 5545.000 SH       SOLE                                   5545.000
                                                                11  200.000 SH       DEFINED 0001091923                      200.000
Sony Corp. ADR American SHS Ne ADR              835699307      637 18490.000SH       SOLE                  400.000         18090.000
                                                                62 1800.000 SH       DEFINED 0001091923                     1800.000
Southern Company               COM              842587107     4067 117315.829SH      SOLE                 2775.000        114815.829
                                                               397 11465.000SH       DEFINED 0001091923                    11465.000
Standard & Poor's 500 Dep. Rec COM              78462f103      531 4459.000 SH       SOLE                                   4459.000
                                                                46  390.000 SH       DEFINED 0001091923    165.000           225.000
Stryker Corp.                  COM              863667101     5215 109647.000SH      SOLE                 2200.000        107597.000
                                                               100 2100.000 SH       DEFINED 0001091923                     2100.000
Tortoise Energy Infrastructure COM              89147l100     2473 78507.000SH       SOLE                 2050.000         76707.000
                                                                49 1550.000 SH       DEFINED 0001091923                     1550.000
US BANCORP DEL COM NEW         COM              902973304      263 9000.000 SH       DEFINED 0001091923                     9000.000
United Healthcare Corp.        COM              91324p102     3229 61920.000SH       SOLE                 1950.000         60120.000
                                                                91 1750.000 SH       DEFINED 0001091923                     1750.000
United Technologies Corp.      COM              913017109     3133 61022.000SH       SOLE                 1200.000         59922.000
                                                               186 3630.000 SH       DEFINED 0001091923                     3630.000
Unizan Financial Corp.         COM              91528W101      214 8000.000 SH       SOLE                                   8000.000
Wachovia Corp New              COM              929903102      368 7412.000 SH       DEFINED 0001091923                     7412.000
Wal Mart Stores Inc.           COM              931142103     3606 74805.000SH       SOLE                 1500.000         73430.000
                                                               138 2860.000 SH       DEFINED 0001091923                     2860.000
Walgreen Company               COM              931422109     2498 54313.000SH       SOLE                 1630.000         52808.000
                                                               190 4130.000 SH       DEFINED 0001091923                     4130.000
Washington Mutual, Inc.        COM              939322103      330 8111.000 SH       SOLE                  100.000          8011.000
                                                                38  925.000 SH       DEFINED 0001091923                      925.000
Weyerhaeuser Co.               COM              962166104     1655 26005.000SH       SOLE                  650.000         25480.000
                                                                60  950.000 SH       DEFINED 0001091923                      950.000